Income Tax Benefits / (Expenses) - Summary of Group's Theoretical Tax and Its Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Effective Income Tax Rate Reconciliation [line Items]
Loss before tax	€ (239,880)	€ (72,121)	€ (137,260)
Group's weighted theoretical tax (calculated in absolute values on the basis of subsidiaries' pre-taxable income/loss)	57,651	18,420	37,964
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(2,458)	832	5,921
Taxes relating to prior years	111	1,629	5,117
Deferred tax assets not recognized	(55,686)	(25,462)	(48,189)
Other tax items	511	250	790
Total income tax benefits / (expenses)	€ 129	€ (4,331)	€ 1,603